CONSOLIDATED BALANCE SHEET - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT
Cash and cash equivalents	R$ 7,712,081	R$ 13,590,776
Marketable securities	12,337,762	7,508,275
Trade accounts receivable	5,865,962	6,531,465
Inventories	5,548,095	4,637,485
Recoverable taxes	422,129	360,725
Derivative financial instruments	1,710,964	470,261
Advances to suppliers	64,115	59,564
Dividends receivable		6,604
Other assets	914,823	937,786
Total current assets	34,575,931	34,102,941
NON-CURRENT
Marketable securities	257,292	250,054
Recoverable taxes	1,336,891	1,269,164
Deferred taxes	5,404,862	8,729,929
Derivative financial instruments	1,562,932	971,879
Advances to suppliers	1,441,853	1,282,763
Judicial deposits	335,736	300,715
Other assets	273,608	296,844
Biological assets	12,664,046	12,248,732
Investments	551,290	524,066
Property, plant and equipment	43,617,187	38,169,703
Right of use	4,996,460	4,794,023
Intangible	15,624,401	16,034,339
Total non-current	88,066,558	84,872,211
TOTAL ASSET	122,642,489	118,975,152
CURRENT
Trade accounts payable	4,036,414	3,288,897
Loans, financing and debentures	3,471,739	3,655,537
Lease liabilities	625,680	623,282
Derivative financial instruments	686,498	1,563,459
Taxes payable	354,890	339,553
Payroll and charges	523,732	590,529
Liabilities for assets acquisitions and associates	1,870,699	99,040
Dividends payable	4,055	919,073
Advances from customers	88,785	103,656
Other liabilities	398,090	368,198
Total current liabilities	12,060,582	11,551,224
NON-CURRENT
Loans, financing and debentures	71,734,198	75,973,092
Lease liabilities	5,370,465	5,269,912
Derivative financial instruments	4,605,212	6,331,069
Liabilities for assets acquisitions and associates	299,568	306,912
Provision for judicial liabilities	3,284,999	3,232,612
Employee benefit plans	675,513	675,158
Deferred taxes	1,118
Share-based compensation plans	144,267	166,998
Advances from customers	149,540	149,540
Other liabilities	150,339	143,505
Total non-current liabilities	86,415,219	92,248,798
TOTAL LIABILITIES	98,475,801	103,800,022
EQUITY
Share capital	9,235,546	9,235,546
Capital reserves	15,758	15,455
Treasury shares	(817,451)	(218,265)
Retained earnings	3,040,935	3,927,824
Other reserves	2,048,838	2,114,907
Retained earnings	10,538,381
Controlling shareholders'	24,062,007	15,075,467
Non-controlling interest	104,681	99,663
Total equity	24,166,688	15,175,130
TOTAL LIABILITIES AND EQUITY	R$ 122,642,489	R$ 118,975,152